Other income (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Other Income expenses [Abstract]
Summary of Other Income

	For the six months ended June 30,
(in €‘000)	2023	2022
Government grants	185	—
Income from sale of CO2 tickets	4,123	4,873
Net gain/(loss) on disposal of property, plant and equipment	(580)	—
Sublease rental income	100	104
Fair value gains/(losses) on derivatives (purchase options)	—	3,856
Other items	325	154
Total	4,153	8,987